Leasing Activity, Lease Payments on Operating Leases Subsequent to Adoption of ASU 2016-02 - Leases (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020, operating leases, subsequent to adoption of ASU 2016-02	$ 1,006
2021, operating leases, subsequent to adoption of ASU 2016-02	1,045
2022, operating leases, subsequent to adoption of ASU 2016-02	897
2023, operating leases, subsequent to adoption of ASU 2016-02	750
2024, operating leases, subsequent to adoption of ASU 2016-02	597
Thereafter, operating leases, subsequent to adoption of ASU 2016-02	1,672
Total lease payments, operating leases, subsequent to adoption of ASU 2016-02	5,967
Less: imputed interest	670
Total operating lease liabilities	$ 5,297
Weighted average remaining lease term (in years)	7 years 1 month 6 days
Weighted average discount rate	3.10%
Leasing Activity Disclosures Textual [Abstract]
Lessee, Operating lease, term of contract	15 years
Lessee, Operating lease, term of contract, longest expiration year	2105
Lessee, Operating lease, not yet commenced, lease commitment amount	$ 159
Lessee, Operating lease, not yet commenced, earliest year of commencement	2020
Minimum [Member]
Leasing Activity Disclosures Textual [Abstract]
Lessee, Operating lease, lease not yet commenced, term of contract	2 years
Maximum [Member]
Leasing Activity Disclosures Textual [Abstract]
Lessee, Operating lease, lease not yet commenced, term of contract	17 years